Derivatives - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from the interest rate movements for terms up to 23 years for hedges converting existing floating-rate assets and liabilities to fixed-rate assets.
Deferred gain recognized directly to equity	€ 60	€ 186
Description of periods when cash flows affect profit or loss	The cash flows from these hedging instruments are expected to affect the profit and loss for approximately the next 40 years.
Fair Value Or Cash Flow Hedges [Member]
Disclosure of derivative financial instruments [Line Items]
Derivative instruments notional amount	€ 3,439	€ 1,283
Interest rate movements [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from interest rate movements for terms up to 22 years.
Currency swap contract [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon also makes use of cross currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 35 years.